LEASE LIABILITIES (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Depreciation lease liability	6.64%	4.73%
Cash flow for leases	$ 22,910	$ 13,641